AMORTIZATION OF INTANGIBLE ASSETS Estimated Future Intangible Amortization Expense (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Expected Amortization Expense [Line Items]
2015	$ 5,869
2016	4,823
2017	$ 265